Financial instruments portfolio (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	R$ 123,951	R$ 69,969
Liabilities [Member] | US dollar [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments		(253,098)
Liabilities [Member] | EURO [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments		(644,960)
Liabilities [Member] | NDF of currency USD [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	(213,324)
Liabilities [Member] | 1st [Member] | EURO [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	(647,386)
Liabilities [Member] | 2nd [Member] | EURO [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	(992,375)
Financial instrument [Member] | US dollar [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments		55,467
Financial instrument [Member] | EURO [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments		2,437
Financial instrument [Member] | NDF of currency USD [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	4,464
Financial instrument [Member] | 1st [Member] | EURO [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	(8,266)
Financial instrument [Member] | 2nd [Member] | EURO [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	(30,285)
Fair value [Member] | US dollar [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments		47,760
Fair value [Member] | EURO [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments		7,024
Fair value [Member] | NDF of currency USD [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	0
Fair value [Member] | 1st [Member] | EURO [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	(4,384)
Fair value [Member] | 2nd [Member] | EURO [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	(26,437)
MTM [Member] | US dollar [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments		7,707
MTM [Member] | EURO [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments		R$ (4,587)
MTM [Member] | NDF of currency USD [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	4,464
MTM [Member] | 1st [Member] | EURO [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	(3,882)
MTM [Member] | 2nd [Member] | EURO [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	R$ (3,848)